ASSETS HELD FOR SALE (Details 1) - USD ($)	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019	Feb. 13, 2019	Dec. 03, 2018
Carrying Amount of the Assets Included in Assets Held for Sale
Other Current Assets	$ 5,733,682	$ 9,105,457	$ 18,913,039
TOTAL CURRENT ASSETS
Property and Equipment, Net	152,427,173	174,547,867	232,895,281
Operating Lease Right-of-use Assets	98,236,694	116,354,828	0
Goodwill	33,861,150	33,861,150	53,786,872	$ 14,860,708	$ 16,912,951
TOTAL NON-CURRENT ASSETS
TOTAL ASSETS OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	503,565,094	574,263,604	687,476,394
Carrying Amount of the Liabilities in Assets held for Sale
Account Payable and Accrued Liabilities		79,530,930	47,610,197
Other Current Liabilities	13,462,163	19,732,305	3,646,380
Current Portion of Operating Lease Liabilities	5,882,032	9,757,669	0
TOTAL CURRENT LIABILITIES
Operating Lease Liabilities, Net of Current Portion	116,211,645	131,045,238	0
Deffered Tax liabilities		(6,105,588)
TOTAL NON-CURRENT LIABILITIES
TOTAL LIABILITIES OF SUBSIDIARIES CLASSIFIED AS ASSETS HELD FOR SALE	750,472,092	751,152,054	$ 476,205,618
Assets Held For Sale [Member]
Carrying Amount of the Assets Included in Assets Held for Sale
Cash and Cash Equivalaent	0	743,271
Prepaid Expenses	103	7,798
Inventory	0	520,464
Other Current Assets	0	81,427
TOTAL CURRENT ASSETS
Property and Equipment, Net	166,657	717,952
Operating Lease Right-of-use Assets	965,558	190,986
Intangible Assets, Net	5,474,454	5,227,288
Goodwill	0	4,577,242
TOTAL NON-CURRENT ASSETS
TOTAL ASSETS OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	6,606,772	12,066,428
Carrying Amount of the Liabilities in Assets held for Sale
Account Payable and Accrued Liabilities	10,698	963,255
Income Taxes Payable	0	159,053
Other Current Liabilities	0	27,854
Current Portion of Operating Lease Liabilities	272,119	0
TOTAL CURRENT LIABILITIES
Operating Lease Liabilities, Net of Current Portion	965,592	296,694
Deffered Tax liabilities	1,793,659	2,151,879
TOTAL NON-CURRENT LIABILITIES
TOTAL LIABILITIES OF SUBSIDIARIES CLASSIFIED AS ASSETS HELD FOR SALE	$ 3,042,068	$ 3,598,735